Related Party Transactions (Details) (USD $)	1 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended						3 Months Ended	1 Months Ended
	May 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Aug. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2011 Investment Funds Associated with or Designated by Clayton Dubilier and Rice Inc nominee	Dec. 31, 2011 Hertz Holdings	Jun. 29, 2007 Hertz Holdings	May 31, 2009 Clayton Dubilier and Rice Inc and the Carlyle Group Affiliated Investment Funds	Mar. 31, 2011 Goldmans, Sachs and Co	Dec. 31, 2011 Investment Funds Associated with or Designated by The Carlyle Group nominee	Dec. 31, 2011 Investment Funds Associated with or Designated by BAML Capital Partners nominee	Oct. 31, 2011 Director	Dec. 31, 2011 Director	Dec. 31, 2011 Lead Director [Member]	Dec. 31, 2011 Chairperson of Audit Committee	Dec. 31, 2011 Member of Audit Committee	Dec. 31, 2011 Chairperson of Compensation Committee	Dec. 31, 2011 Member of Compensation Committee	Mar. 31, 2011 JP Morgan	Dec. 31, 2005 Maximum Investment Funds Associated with or Designated by Investors Group request
Related Party Transactions
Number of Nominees								2					1	1
Number of Nominee Directors who shall Serve as Chairman or Lead Director								1
Outstanding debt with related parties			$ 189,800,000			$ 174,400,000
Aggregate maximum borrowings					1,950,000,000					100,000,000
Due from Hertz affiliates			12,809,000	800,000		0
Borrowings outstanding									400,000
Subscription Agreements Number of Common Stock Shares to be Issued											32,101,182
Subscription Agreements Common Stock Shares to be Issued Issue Price Per Share											$ 6.23
Subscription Agreements Proceeds Receivable from Issuance of Common Stock											200,000,000
Stock Issued During Period, Shares, New Issues											32,101,182
Common stock shares sold	49,800,405,000	60,050,777	50,000,000									50,000,000										50,000,000
Investors Group Ownership Percentage							26.00%
Number of Nominee Directors who Shall Serve as Chairman of Executive and Governance Committee and Chairman of the Board of Directors or Lead Director								1
Registration Rights Agreement Exercise of Rights to Register Securities for Public Resale Number of Requests																							3
Director Compensation Policy Annual Retainer Fee															170,000	210,000
Director Compensation Policy Annual Retainer Fee Payable in Cash															70,000	85,000
Director Compensation Policy Annual Retainer Fee Payable in Shares															100,000	125,000
Director Compensation Policy Annual Cash Fee Paid																	$ 100,000	$ 35,000	$ 17,500	$ 35,000	$ 17,500